[HARDING LOEVNER]

Harding, Loevner Funds, Inc. (the “Fund”)
Global Equity Portfolio
Prospectus dated December 31, 2008
Supplement dated as of November 1, 2009

Effective November 1, 2009, the Global Equity Portfolio (the “Portfolio”) has launched an additional class of shares, designated as “Institutional Class.”  Existing shares of the Portfolio have been re-designated as “Advisor Class” shares.

[HARDING LOEVNER]

Harding, Loevner Funds, Inc. (the “Fund”)
Global Equity Portfolio
Statement of Additional Information dated September 8, 2009
Supplement dated as of November 1, 2009

Effective November 1, 2009, the Global Equity Portfolio (the “Portfolio”) has launched an additional class of shares, designated as “Institutional Class.”  Existing shares of the Portfolio have been re-designated as “Advisor Class” shares.